Change in non-cash working capital balances related to operations (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
(use) Source of cash:
Accounts receivable, net	(69)	(9)	206
Materials and supplies	(15)	23	76
Other current assets	(8)	(1)	19
Accounts payable and accrued liabilities	116	(29)	(198)
Change in non-cash working capital	24	(16)	103